Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation:

The interim condensed financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).

In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2021, are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. For further information, reference is made to the financial statements and footnotes thereto included in the Company’s Annual Report on Form S-1 for the year ended December 31, 2020 (the “2020 Annual Financial Statements”).

The significant accounting policies applied in the interim condensed financial statements are consistent with those applied in the preparation of the 2020 Annual Financial Statements have been applied consistently in these unaudited interim condensed consolidated financial statements.

a.	Basis of Presentation: The financial statements were prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

Use of Estimates in the Preparation of Financial Statements
b.	Use of estimates in the preparation of financial statements:

The preparation of the interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions.

The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the interim condensed consolidated financial statements for the period ended March 31, 2021.

As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future period.

b.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligations, the allowance for doubtful accounts, the fair value of financial assets and liabilities, the fair value of acquired intangible assets, the useful lives of acquired intangible assets and property and equipment and the determination of the fair value of the Company’s share-based compensation. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Functional Currency and Presentation Currency
c.	Functional currency and presentation currency:

The vast majority of the Company’s financing activities, including equity transactions, cash investments, costs and revenues are generated in U.S. dollars (“USD” and/or “$”). The Company’s management believes that the USD is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the USD.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) Topic 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

Cash Equivalents
d.	Cash equivalents:

Cash and cash equivalents consist of cash in banks and highly liquid investments, such as money market funds, with an original maturity of three months or less at the date of purchase.

Accounts Receivable
e.	Accounts receivable:

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. The Company regularly reviews the adequacy of the allowance for doubtful accounts based on a combination of factors, including an assessment of the current customer’s aging balance, the nature and size of the customer, the financial condition of the customer, and the amount of any receivables in dispute. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. The allowance of doubtful accounts was not material for the periods presented.

Inventories, Net
f.	Inventories, net:

Inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated selling costs. An inventories’ write-off provision is recorded when inventory is determined to be in excess of anticipated demand or obsolete in order to adjust inventory to its estimated realizable value.

At the point for write-off recognition, a new, lower cost basis is established, and subsequent changes in facts circumstances do not result in the restoration or increase in the inventory newly established basis.

Cost of inventories is determined as follows:

Raw Materials	-	Cost is determined based on the weighted average cost.

Work in progress and finished goods	-	Cost is determined on the basis of a weighted average basis, which includes materials, labor and manufacturing overhead. Finished goods are stated at the lower of cost and net realizable value.

The following table provides the details of the change in the Company’s provision for inventory write-off:

	December 31,
	2020	2019

Inventory provision, beginning of the year	$226	$358
Increase	156	113
Write-off	(291)	(245)

Inventory provision, end of the year	$91	$226

Property and Equipment, Net
g.	Property and equipment, net:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the respective assets. Expenditures for maintenance and repairs are expensed as incurred.

The estimated useful life of the Company’s property and equipment are as follows:

Years

Machinery and equipment	5 - 10 (mainly 10)
Electronics, communication equipment and computers	3 - 5 (mainly 3)
Office equipment and vehicles	6 - 10 (mainly 6)
Furniture	10
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Leases
h.	Leases:

The Company determines if an arrangement is a lease at inception and recognize in accordance with ASC Topic 842, “Leases”. Operating leases are included in operating lease right-of-use (“ROU”) assets, accrued expenses and other liabilities and long-term operating lease liabilities in the Company’s balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The Company uses incremental borrowing rates based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives, if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Upon adoption as of January 1, 2019, the Company did not have any lease agreement with periods exceeding 12 months. The Company elected the practical expedient of the short-term lease recognition exemption for all leases with a term shorter than 12 months.

Intangible Assets, Net
i.	Intangible assets, net:

Intangible assets consist of purchased technology. This intangible asset is stated at cost net of accumulated amortization and impairments and is amortized over its useful life using the straight-line method, which reflects the applicable expected utilization pattern.

In determining the estimated fair value of identifiable intangible assets, the Company utilized a royalty relief method model. The key assumptions within the model related to forecasting future revenue and operating income, an appropriate discount rate and an appropriate life span were assumed for 15 years based on the nature of the long-lived asset The Company routinely reviews the remaining estimated useful life of the technology intangible asset.

Impairment of Non-financial Assets
j.	Impairment of non-financial assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC Topic 360-10-35, “Property, Plant and Equipment - Subsequent Measurement”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

The Company evaluates the recoverability of long-lived assets, including property and equipment, ROU and intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. There were no impairment charges to long-lived assets during the periods presented.

Revenue Recognition
k.	Revenue recognition:

Revenues are recognized in accordance with ASC Topic 606, “Revenue from Contracts With Customers”, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the customers, in an amount that the Company expects in exchange for those goods or services.

The Company’s revenues are comprised of revenues from sales and installation of products (units), and other services, including extended warranty, software, service calls and related consumables.

Sales of Product:

Revenues from sales of products are generated from the sale and installation of products, which are made through distributors or through direct purchase. All products include a one-year assurance type warranty. The Company recognizes revenues from contracts with customers for the sales of products when control is transferred based on the agreed INCOTERMS, which is generally when the system has been shipped from the Company’s premises to the customer. Revenues from installations are recognized upon completion of installation, which is generally when the system has been installed and running at full power as defined in each contract.

Revenue from services:

Revenues from services are generated from access to software for monitoring the products (units), without providing the customer with the right to take possession of the software. In addition, all customers may extend the standard one-year assurance type warranty with an extended warranty that includes support and maintenance services. Customers can renew their extended warranty agreements on an annual basis for up to three years, at prices determined at the time of renewal

The Company recognizes revenue under the core principle that transfer of control to the Company’s customers should be depicted in an amount reflecting the consideration the Company expects to receive in revenue. In order to achieve that core principle, the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the performance obligation is satisfied.

1.	Identify the contract with a customer:

A contract is an agreement between two or more parties that creates enforceable rights and obligations. In evaluating the contract, the Company analyzes the customer’s intent and ability to pay the amount of promised consideration (credit risk) and considers the probability of collecting substantially all the consideration. The Company determines whether collectability is reasonably assured on a customer-by-customer basis pursuant to various criteria including Company’s historical experience, credit insurance and other inputs.

2.	Identify the performance obligations in the contract:

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract.

For sales of products, the Company’s performance obligations include the product and installations. Each of the product and installation provide standalone functionality to the customer and is therefore deemed a distinct performance obligation.

For services, the Company provides access to its software, without providing the customer with the right to take possession of its software, which the Company considers to be a single performance obligation. In addition, the Company provide extended warranty for its customers (for 1-3 years), starting after the one-year assurance-type warranty expires, which the Company considers to be a single performance obligation as well. At a contract’s inception, the Company assesses the goods or services promised in a contract with a customer and identifies the performance obligations.

3.	Determine the transaction price:

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer.

Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 30 days.

The Company has determined its contracts generally do not include a significant financing component or variable considerations.

4.	Allocation of the transaction price to the performance obligations in the contract:

The Company performs an allocation of the transaction price to each separate performance obligation, in proportion to their relative standalone selling prices (“SSP”). In most cases, the Company is able to establish a SSP based on the observable prices of products and services sold separately in comparable circumstances to similar customers. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

5.	Recognize revenue when or as the Company satisfies a performance obligation:

Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a customer. Control transfers at a point in time, which affects when revenue is recorded.

As above mentioned, revenues from sales of products are recognized when control is transferred (based on the agreed International Commercial terms, or “INCOTERMS”). Revenues from installations are recognized upon completion of installation, which is generally when the system has been installed and running at full power as defined in each contract.

Revenues related to extended warranty services, software and other services are recognized over time on a straight-line basis over the contract term beginning on the date access is provided.

Disaggregation of Revenues

Revenue attributable to the Company’s different products and services was as follows:

	Year Ended December 31,
	2020	2019

Products	$7,742	$8,105
Services	861	666

	$8,603	$8,771

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Year Ended December 31,
	2020	2019

USA	87%	81%
Canada	13%	19%

The following table summarizes the Company’s major customers:

	Year Ended December 31,
	2020	2019

Regional distributor A	37%	47%
Regional distributor B	8%	15%

Deferred revenues

The Company records deferred revenues, when it receives payments from customers before performance obligations have been performed and satisfied. As of December 31, 2020 and 2019, the Company recorded deferred revenues balances which amounted to $138 and $66, respectively, and include prepayments from different customers. The Company anticipates that it will satisfy all of its performance obligation associated with the deferred revenues within the prospective fiscal year.

Costs to obtain a contract

The costs to obtain a contract include mainly sales commissions. The Company recognizes the incremental costs of obtaining contracts as an expense based on the recognition of each performance obligation. For the years ended December 31, 2020 and 2019, the Company recorded expenses for sales commissions in amounts of approximately $87 and $138, respectively.

Warranty
l.	Warranty:

In connection with the sale of its products, the Company provides product warranty for a one-year period. Based on engineering estimates and management’s assumptions, the liability from these warranties was set at $124 and $160 as of December 31, 2020 and 2019, respectively. The provision is presented as part of accrued expenses and other liabilities.

Employees Defined Contribution Plan
m.	Employees defined contribution plan:

The Company has a 401(k) defined contribution plan covering all employees. All eligible employees may elect to contribute up to 100% of their compensation to the plan, but for 2020 and 2019, generally not greater than $19.5 and $19 per year, respectively, (for certain employees over 50 years of age the maximum contribution is $26 and $25 per year, respectively), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The Company contributes 3% of employee compensation to the plan with no limitation. During the years ended December 31, 2020 and 2019, the Company recorded expenses for matching contributions in amounts of $103 and $93, respectively.

Research and Development Expenses
n.	Research and development expenses:

Research and development expenses are primarily comprised of costs of the Company’s research and development personnel, materials, subcontractors, allocated overheads and other related expenses.

Sales and Marketing Expenses
o.	Sales and marketing expenses:
Sales and marketing expenses are primarily costs of the Company’s marketing personnel and service providers, allocated overheads and other related expenses.
Income Taxes
p.	Income taxes:

The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC 740”), using the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. ASC 740 also clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 utilizes a two-step approach for evaluating tax positions.

Recognition (step one) occurs when an enterprise concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustained upon examination. Measurement (step two) is only addressed if step one has been satisfied (i.e., the position is more-likely-than-not to be sustained) otherwise a full liability in respect of a tax position not meeting the more-likely-than-not criteria is recognized. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more than 50% likely of being realized upon ultimate settlement. As of December 31, 2020, and 2019, the Company did not identify any significant uncertain tax positions.

Accounting for Share-based Compensation
q.	Accounting for Share-Based Compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option-Pricing Model (“OPM”). The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statements of operations. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

The Company selected the Black-Scholes-Merton (“B&S”) OPM as the most appropriate fair value method for its share-based compensation, in which for the year ended on December 31, 2020 and 2019, options expenses amounted to $20 and $18, respectively (see Note 11e). The OPM requires a number of assumptions, such as the fair market value of the underlying ordinary share; The expected option term was calculated based on the simplified method, which uses the midpoint between the vesting date and the contractual term, as the Company does not have sufficient historical data to develop an estimate based on participant behavior; The expected volatility which is based on implied volatility of other comparable publicly-traded companies; The dividend yield, in which the Company has historically not paid dividends and has no foreseeable plans to issue dividends and therefore is set at 0%; and the risk-free interest rate is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term. The assumptions used to determine the fair value of the options represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

The fair value of the options granted on July 9, 2019, was set using the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	69%
Risk-free interest rate (%)	1.92%
Expected life (in years)	6.25

Basic and Diluted Loss Per Share
r.	Basic and diluted loss per share:

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its preferred shares to be participating securities as the holders of the preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Concentrations of Credit Risk
s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade receivables. The Company’s cash and cash equivalents are invested in USD, mainly with major banks in the United States.

The Company’s trade receivables are derived from sales to customers located in the United States and Canada. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is provided with respect to specific receivables that the Company has determined to be doubtful of collection. For those receivables not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates of future economic conditions. Refer to Note 2.k for a table which summarizes the Company’s major customers.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts or other foreign hedging arrangements.

Segment Reporting
t.	Segment reporting:

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting”, as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance.

The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment.

Fair Value of Financial Instruments
u.	Fair value of financial instruments:

The Company accounts for certain assets and liabilities at fair value under ASC Topic 820, “Fair Value Measurements and Disclosures” (“ACS 820”). Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3	-	Unobservable inputs which supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2020 and 2019, by level within the fair value hierarchy:

Measured at fair value on a	Fair Value	Fair value measurements as of December 31,
recurring basis:	Hierarchy	2020	2019

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$4,202	$1,692

Financial liabilities:
Conversion component of convertible loans	Level 3	-	703
Warrants to purchase preferred shares	Level 3	$442	$112

The carrying amount of cash and cash equivalents, trade receivables. prepaid expenses and other assets, trade payables, accrued expenses and other liabilities, long-term loans and Shareholders’ loan approximates their fair value due to the short-term maturity of such instruments.

Contingent Liabilities
v.	Contingent liabilities:

The Company accounts for its contingent liabilities in accordance with ASC Topic 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, when applicable, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Recently Issued Accounting Standards and Not Yet Adopted by the Company
w.	Recently issued accounting standards and not yet adopted by the Company:

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. As a result, the guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. The Company is currently evaluating the effect that ASU 2016-13 will have on its financial statements and related disclosures.

Recently adopted accounting pronouncements
c.	Recently adopted accounting pronouncements:

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.

Accounting pronouncements not yet adopted
d.	Accounting pronouncements not yet adopted:

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. In November 2019, the FASB issued ASU No. 2019-10 which delayed the effective date of ASU 2016-13 for smaller reporting companies and other non-SEC reporting entities to fiscal years beginning after December 15, 2022, including interim periods within those fiscal periods. Early adoption is permitted. As a result, the guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. The Company is currently evaluating the effect that ASU 2016-13 will have on its financial statements and related disclosures.